CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 26, 2023	Jan. 19, 2022	Nov. 30, 2021	Jan. 19, 2021	Dec. 31, 2021
Number of shares issued during the period	5,000,000
Class B common stock | BANYAN ACQUISITION CORPORATION
Number of shares issued during the period		345,000	1,725,000	345,000
Class B common stock | Over-allotment option | BANYAN ACQUISITION CORPORATION
Shares subject to forfeiture					1,125,000